Intangible Assets (Details 3)	12 Months Ended
Dec. 31, 2021
Software
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	5 years
Licenses | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	5 years
Licenses | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	10 years